POSTRETIREMENT BENEFIT PLANS - Schedule of Allocation of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Jan. 01, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value		$ 11,162
Principal pension
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	$ 9,491
Total plan assets	9,491
Principal pension | Fair Value, Inputs, Level 1, Level 2, and Level 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	5,676
Principal pension | Fair Value, Inputs, Level 1, Level 2, and Level 3 | Global equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	634
Principal pension | Fair Value, Inputs, Level 1, Level 2, and Level 3 | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	4,598
Principal pension | Fair Value, Inputs, Level 1, Level 2, and Level 3 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	247
Principal pension | Fair Value, Inputs, Level 1, Level 2, and Level 3 | Private equities and other investments
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	197
Principal pension | Fair Value Measured at Net Asset Value Per Share
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at net asset value	3,815
Principal pension | Fair Value Measured at Net Asset Value Per Share | Global equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at net asset value	1,013
Principal pension | Fair Value Measured at Net Asset Value Per Share | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at net asset value	609
Principal pension | Fair Value Measured at Net Asset Value Per Share | Real estate
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at net asset value	340
Principal pension | Fair Value Measured at Net Asset Value Per Share | Private equities and other investments
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at net asset value	1,853
Other pension
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	410		$ 406
Total plan assets	6,851		4,805
Other pension | Fair Value, Inputs, Level 1, Level 2, and Level 3
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	3,875		3,433
Other pension | Fair Value, Inputs, Level 1, Level 2, and Level 3 | Global equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	943		784
Other pension | Fair Value, Inputs, Level 1, Level 2, and Level 3 | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	2,759		2,500
Other pension | Fair Value, Inputs, Level 1, Level 2, and Level 3 | Real estate
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	12		15
Other pension | Fair Value, Inputs, Level 1, Level 2, and Level 3 | Private equities and other investments
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at fair value	161		134
Other pension | Fair Value Measured at Net Asset Value Per Share
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at net asset value	2,976		1,372
Other pension | Fair Value Measured at Net Asset Value Per Share | Global equity securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at net asset value	391		75
Other pension | Fair Value Measured at Net Asset Value Per Share | Debt securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at net asset value	1,554		256
Other pension | Fair Value Measured at Net Asset Value Per Share | Real estate
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at net asset value	775		722
Other pension | Fair Value Measured at Net Asset Value Per Share | Private equities and other investments
Defined Benefit Plan Disclosure [Line Items]
Plan assets measured at net asset value	$ 256		$ 319